Note 8 - Intangibles (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of detailed information about intangible assets [text block]
	Software and Web Development	Content Platform	Content Development	Total
Cost, January 1, 2016	$8,631,006	$1,477,112	$1,288,495	$11,396,613
Additions	613,162	-	1,185,525	1,798,687
Effect of foreign exchange	(5,081)	-	-	(5,081)
Cost, December 31, 2016	9,239,087	1,477,112	2,474,020	13,190,219
Cost, December 31, 2017	$9,239,087	$1,477,112	$2,474,020	$13,190,219
Accumulated amortization January 1, 2016	$7,622,225	$1,477,112	$91,532	$9,190,869
Charge for the year	611,865	-	391,620	1,003,485
Effect of foreign exchange	(4,144)	-	-	(4,144)
Accumulated amortization December 31, 2016	8,229,946	1,477,112	483,152	10,190,210
Charge for the year	557,124	-	494,804	1,051,928
Impairment	452,018	-	1,496,064	1,948,082
Accumulated amortization and impairment December 31, 2017	$9,239,088	$1,477,112	$2,474,020	$13,190,219

Net book value, December 31, 2016	$1,009,142	$-	$1,990,868	$3,000,009
Net book value, December 31, 2017 and 2018	$-	$-	$-	$-